DERIVATIVE LIABILITIES - Warrants Narrative (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended	13 Months Ended
	Dec. 21, 2021	Nov. 12, 2020	Aug. 31, 2022	Sep. 30, 2023	Nov. 12, 2021
Disclosure of financial liabilities [line items]
Units issued in the period, gross proceeds		$ 69,143
Units issued during the period (in shares)		9,343,750
Units issued in the period, price per unit (in CAD per share)		$ 7.40
Number of units, including units sold pursuant to the full exercise of the over-allotment option granted (in shares)		1,218,750
Number of common shares included in each unit (in shares)		1
Number of warrants issued in each unit that is issued (in shares)	0.5	0.5
Number of warrants issued in the period (in shares)		4,671,875
Warrant term				3 years
Warrant exercise price (in CAD per share)		$ 10
Liabilities			$ 69,049	$ 26,832
Share issuance costs		$ 4,305
Issued capital			$ 769,725	$ 776,906	$ 3,502
Number of warrants exercised in the period (shares)			0	0
Derivative liability, warrants
Disclosure of financial liabilities [line items]
Liabilities		12,894	$ 4,138	$ 0
Share issue costs allocated to derivative liabilities (Note 14)		$ 803
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities			$ (30,881)	$ (4,138)